BUSINESS COMBINATION - Purchase Price Allocation (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Intangibles	$ 32,900,000
Goodwill	140,287,000	$ 0
LMA and Abacus
Business Acquisition [Line Items]
Intangibles	32,900,000
Goodwill	140,287,000	$ 140,287,000
Current Assets	1,280,100
Non-Current Assets	901,337
Deferred Tax Liabilities	(8,310,966)
Accrued Expenses	(524,400)
Other Liabilities	(1,171,739)
Total Fair Value	$ 165,361,332